Financial Information of Company's Operation by Segment (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Revenues	$ 362,728	$ 342,496	$ 342,839	$ 314,433	$ 321,075	$ 294,746	$ 281,470	$ 261,503	$ 1,362,496	$ 1,158,794	$ 972,046
Inter-segment revenues									0	0	0
Operating income									148,668	136,763	115,556
Interest expense	(5,606)	(5,647)	(5,580)	(5,584)	(5,049)	(5,014)	(4,644)	(3,645)	(22,417)	(18,352)	(6,809)
Other income, net	(384)	1,532	701	713	(768)	1,755	2,026	770	2,562	3,783	10,041
Income taxes	(6,701)	(2,377)	(6,025)	(6,193)	(7,040)	(1,122)	(20,272)	(5,758)	(21,296)	(34,192)	(23,514)
Net earnings	28,028	$ 24,638	$ 28,702	$ 26,149	27,167	$ 30,098	$ 9,596	$ 21,141	107,517	88,002	95,274
Depreciation and amortization									92,365	80,770	63,637
Expenditures for property, plant & equipment									128,750	161,323	142,945
Segment assets	1,953,773				1,761,661				1,953,773	1,761,661
Goodwill	319,778				270,678				319,778	270,678	250,342
I I V I Compound Semiconductors
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Revenues									723,607	672,309	531,685
Inter-segment revenues									94,405	37,723	34,740
Operating income									82,414	73,611	49,094
Interest expense									0	0	0
Other income, net									0	0	0
Income taxes									0	0	0
Net earnings									0	0	0
Depreciation and amortization									66,092	57,528	42,025
Expenditures for property, plant & equipment									83,899	125,201	114,134
Segment assets	1,272,163				1,207,087				1,272,163	1,207,087
Goodwill	185,721				161,008				185,721	161,008	141,798
II-VI Photonics
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Revenues									638,889	486,485	440,361
Inter-segment revenues									12,568	24,867	18,223
Operating income									81,898	63,152	66,462
Interest expense									0	0	0
Other income, net									0	0	0
Income taxes									0	0	0
Net earnings									0	0	0
Depreciation and amortization									26,273	23,242	21,612
Expenditures for property, plant & equipment									44,851	36,122	28,811
Segment assets	681,610				554,574				681,610	554,574
Goodwill	134,057				109,670				134,057	109,670	108,544
Unallocated and Other
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Revenues									0	0	0
Inter-segment revenues									(106,973)	(62,591)	(52,963)
Operating income									(15,643)	0	0
Interest expense									0	0	0
Other income, net									0	0	0
Income taxes									0	0	0
Net earnings									0	0	0
Depreciation and amortization									0	0	0
Expenditures for property, plant & equipment									0	0	$ 0
Segment assets	0				0				0	0
Goodwill	$ 0				$ 0				$ 0	$ 0